Trade and other payables	6 Months Ended
Jun. 30, 2022
Trade and other payables.
Trade and other payables

20.Trade and other payables

	June 30, 2022	December 31, 2021
Trade payables	5,591	16,191
Payables to the sellers on acquisitions	4,090	—
Provision for indirect taxes	4,666	6,923
Accrued salaries, bonuses, vacation pay and related taxes	2,936	1,924
Accrued professional services	548	1,100
Other payables	1,158	435
Total	18,989	26,573

The exposure of the Group to liquidity risk in relation to financial instruments is reported in Note 26 to the interim condensed consolidated financial statements.